EMPLOYEE BENEFIT PLANS - Assumptions (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pension Plan | United States
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	5.14%	5.10%
Rate of compensation increase	3.00%	3.00%
Rate of increase in pensions	0.00%	0.00%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	5.10%	5.31%	2.62%
Rate of compensation increase	3.00%	3.00%	3.00%
Rate of increase in pensions	0.00%	0.00%	0.00%
Rate of return on plan assets	6.70%	6.80%	5.10%
Pension Plan | International Pension Plans
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	5.66%	5.06%
Rate of compensation increase	3.37%	3.17%
Rate of increase in pensions	2.00%	2.17%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	5.06%	5.26%	2.61%
Rate of compensation increase	3.17%	3.03%	1.98%
Rate of increase in pensions	2.15%	2.07%	1.90%
Rate of return on plan assets	4.38%	4.36%	3.36%
OPRB Plans
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	6.03%	5.88%
Rate of compensation increase	0.00%	0.00%
Rate of increase in pensions	0.00%	0.00%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	5.88%	5.79%	3.18%
Rate of compensation increase	0.00%	0.00%	0.00%
Rate of increase in pensions	0.00%	0.00%	0.00%
Rate of return on plan assets	0.00%	0.00%	3.36%